Discontinued Operations - Fair Value of Derivative Instruments by Balance Sheet Location (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Assets held for disposition (non-current assets)	$ 8
Liabilities associated with assets held for disposition (current liabilities)	(4)	(12)
Liabilities associated with assets held for disposition (non-current liabilities)	(11)	(3)
Derivatives Designated as Hedging Instruments [Member]
Derivative [Line Items]
Assets held for disposition (non-current assets)
Total Derivative assets
Liabilities associated with assets held for disposition (current liabilities)
Liabilities associated with assets held for disposition (non-current liabilities)
Total Derivative liabilities
Net Derivative (liability) asset
Other Derivative Instruments [Member]
Derivative [Line Items]
Assets held for disposition (non-current assets)	8
Total Derivative assets	8
Liabilities associated with assets held for disposition (current liabilities)	(4)	(14)
Liabilities associated with assets held for disposition (non-current liabilities)	(11)	(3)
Total Derivative liabilities	(15)	(17)
Net Derivative (liability) asset	(7)	(17)
Gross Derivative Instruments [Member]
Derivative [Line Items]
Assets held for disposition (non-current assets)	8
Total Derivative assets	8
Liabilities associated with assets held for disposition (current liabilities)	(4)	(14)
Liabilities associated with assets held for disposition (non-current liabilities)	(11)	(3)
Total Derivative liabilities	(15)	(17)
Net Derivative (liability) asset	(7)	(17)
Effects of Cash Collateral and Netting [Member]
Derivative [Line Items]
Assets held for disposition (non-current assets)
Total Derivative assets
Liabilities associated with assets held for disposition (current liabilities)		2
Liabilities associated with assets held for disposition (non-current liabilities)
Total Derivative liabilities		2
Net Derivative (liability) asset		2
Net Derivative Instruments [Member]
Derivative [Line Items]
Assets held for disposition (non-current assets)	8
Total Derivative assets	8
Liabilities associated with assets held for disposition (current liabilities)	(4)	(12)
Liabilities associated with assets held for disposition (non-current liabilities)	(11)	(3)
Total Derivative liabilities	(15)	(15)
Net Derivative (liability) asset	(7)	(15)
Discontinued Operations [Member]
Derivative [Line Items]
Total Derivative liabilities	(21)	(107)
Discontinued Operations [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivative [Line Items]
Assets held for disposition (current assets)		17
Total Derivative assets		17
Liabilities associated with assets held for disposition (current liabilities)	(10)	(55)
Liabilities associated with assets held for disposition (non-current liabilities)	(1)	(11)
Total Derivative liabilities	(11)	(66)
Net Derivative (liability) asset	(11)	(49)
Discontinued Operations [Member] | Other Derivative Instruments [Member]
Derivative [Line Items]
Assets held for disposition (current assets)	1	6
Assets held for disposition (non-current assets)		1
Total Derivative assets	1	7
Liabilities associated with assets held for disposition (current liabilities)	(9)	(34)
Liabilities associated with assets held for disposition (non-current liabilities)	(1)	(7)
Total Derivative liabilities	(10)	(41)
Net Derivative (liability) asset	(9)	(34)
Discontinued Operations [Member] | Gross Derivative Instruments [Member]
Derivative [Line Items]
Assets held for disposition (current assets)	1	23
Assets held for disposition (non-current assets)		1
Total Derivative assets	1	24
Liabilities associated with assets held for disposition (current liabilities)	(19)	(89)
Liabilities associated with assets held for disposition (non-current liabilities)	(2)	(18)
Total Derivative liabilities	(21)	(107)
Net Derivative (liability) asset	(20)	(83)
Discontinued Operations [Member] | Effects of Cash Collateral and Netting [Member]
Derivative [Line Items]
Assets held for disposition (current assets)		(18)
Assets held for disposition (non-current assets)		(1)
Total Derivative assets		(19)
Liabilities associated with assets held for disposition (current liabilities)	16	75
Liabilities associated with assets held for disposition (non-current liabilities)	2	15
Total Derivative liabilities	18	90
Net Derivative (liability) asset	18	71
Discontinued Operations [Member] | Net Derivative Instruments [Member]
Derivative [Line Items]
Assets held for disposition (current assets)	1	5
Assets held for disposition (non-current assets)
Total Derivative assets	1	5
Liabilities associated with assets held for disposition (current liabilities)	(3)	(14)
Liabilities associated with assets held for disposition (non-current liabilities)		(3)
Total Derivative liabilities	(3)	(17)
Net Derivative (liability) asset	$ (2)	$ (12)